Business Combination - Summary of the Assets Acquired and Liabilities Assumed (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Business Combination [Line items]
Goodwill	¥ 34,106
Xiaoju Group [Member]
Business Combination [Line items]
Business combination cash and cash equivalents	684,214
Business combination prepayments and other current assets	254,402
Business combination property and equipment, net	113,818
Business combination deferred tax assets	453,125
Business combination other non-current assets	127,256
Business combination accounts and notes payable	(30,473)
Accruals and other liabilities	(255,483)
Deferred tax liabilities	(804,410)
Goodwill	34,106
Total	3,782,206
VPT [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired	2,586,911
VMTUD [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired	609,170
Software [Member] | Xiaoju Group [Member]
Business Combination [Line items]
Business combination intangible assets acquired	¥ 9,570